Prospectus Supplement dated May 1, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® AccessChoice Select Variable Annuity	273416 CA (5/16)
RiverSource ® Builder Select Variable Annuity	45303 CA (5/16)
RiverSource ® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
RiverSource ® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
RiverSource ® Innovations Classic Select Variable Annuity	45312 CA (5/16)
RiverSource ® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
RiverSource ® Signature One Select Variable Annuity	45301 CA (5/16)
RiverSource ® Signature Select Variable Annuity	45300 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource ® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource ® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
RiverSource ® Single Premium Variable Life Insurance	S-6199 K (5/08)
This supplement describes changes to certain investment options offered under certain variable annuity contracts and life insurance policies (the “Contracts”). Please retain this supplement with your prospectus for future reference.
After the close of business on April 29, 2016, if your contract has:
•	Columbia Variable Portfolio – Income Opportunities (Class 2) and (Class 3);
•	Columbia Variable Portfolio – Select International Equity Fund (Class 2)* and (Class 3);
•	Invesco V.I. Mid Cap Growth Fund, Series II Shares and Series I Shares;
•	Putnam VT Multi-Cap Growth Fund, Class IB Shares and Class IA Shares.
Existing share classes will be exchanged for corresponding shares of the same fund, as shown in the table below.

Fund Name	From	To
Columbia Variable Portfolio – Income Opportunities Fund	(Class 2)	(Class 3)
Columbia Variable Portfolio – Select International Equity Fund*	(Class 2)	(Class 3)
Invesco V.I. Mid Cap Growth Fund	Series II Shares	Series I Shares
Putnam VT Multi-Cap Growth Fund	Class IB Shares	Class IA Shares
*	After the close of business on April 29, 2016 Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) and (Class 2) shares of Columbia Variable Portfolio – Select International Equity Fund were exchanged for (Class 3) shares of the fund.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6503-34 A (05/16)
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